UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD:  MARCH 31, 2014

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
March 31, 2014

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-68.6%
$360	M	Fannie Mae, 7/14/2014		0.08%		$ 359,917
		Federal Home Loan Bank:
700	M	4/4/2014		0.11		699,994
500	M	4/9/2014		0.10		499,989
1,000	M	4/11/2014		0.04		999,989
300	M	4/23/2014		0.06		299,989
500	M	4/25/2014		0.05		499,983
500	M	8/6/2014		0.09		499,850
		Freddie Mac:
500	M	5/14/2014		0.11		499,934
707	M	6/10/2014		0.08		706,897
700	M	6/17/2014		0.06		699,910
500	M	9/16/2014		0.10		499,767
Total Value of U.S. Government Agency Obligations (cost $6,266,219)						6,266,219
		CORPORATE NOTES-21.9%
500	M	Coca-Cola Co., 6/17/2014	(a)	0.12		499,872
500	M	PepsiCo, Inc., 4/1/2014	(a)	0.06		500,000
500	M	Procter & Gamble Co., 6/11/2014	(a)	0.10		499,901
500	M	Wal-Mart Stores, Inc., 5/5/2014	(a)	0.10		499,953
Total Value of Corporate Notes (cost $1,999,726)						1,999,726
		VARIABLE AND FLOATING RATE NOTES-9.8%
400	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/2030		0.07		400,000
		Valdez, Alaska Marine Terminal Rev.:
200	M	Exxon Pipeline Co. Project B 12/1/2033		0.07		200,000
300	M	Exxon Pipeline Co. Project C 12/1/2033		0.07		300,000
Total Value of Variable and Floating Rate Notes (cost $900,000)						900,000
Total Value of Investments (cost $9,165,945)**		100.3%				9,165,945
Excess of Liabilities Over Other Assets		(.3)				(31,651)
Net Assets		100.0%				$ 9,134,294

*	The interest rates shown are the effective rates at the time of purchase by the
Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31,
2014.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2014, the Fund held four
Section 4(2) securities with an aggregate value of $1,999,726 representing
21.9% of the Fund's net assets.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$6,266,219	$-	$6,266,219
Corporate Notes	-	1,999,726	-	1,999,726
Variable and Floating Rate Notes:
Municipal Bonds	-	900,000	-	900,000
Total Investments in Securities	$-	$9,165,945	$-	$9,165,945

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
March 31, 2014

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-92.6%
			Consumer Discretionary-10.8%
7,200			BorgWarner, Inc.		$ 442,584
5,400			CBS Corporation - Class "B"		333,720
200		*	CBS Outdoor Americas, Inc.	(a)	5,850
29,200			Comcast Corporation - Special Shares "A"		1,423,792
12,800			Delphi Automotive, PLC		868,608
31,500			Extended Stay America, Inc.		717,255
28,800			Ford Motor Company		449,280
3,900			GNC Holdings, Inc. - Class "A"		171,678
8,200			Hanesbrands, Inc.		627,136
8,200			Harman International Industries, Inc.		872,480
7,700			Home Depot, Inc.		609,301
6,350			Lowe's Companies, Inc.		310,515
7,600			McDonald's Corporation		745,028
16,900			Newell Rubbermaid, Inc.		505,310
22,800		*	Orient-Express Hotels, Ltd. - Class "A"		328,548
37,500			Regal Entertainment Group - Class "A"		700,500
14,566			Time Warner, Inc.		951,597
2,600			Tupperware Brands Corporation		217,776
7,700			Walt Disney Company		616,539
					10,897,497
			Consumer Staples-9.6%
43,400			Altria Group, Inc.		1,624,462
10,100			Avon Products, Inc.		147,864
9,700			Beam, Inc.		808,010
11,750			Coca-Cola Company		454,255
16,750			CVS Caremark Corporation		1,253,905
4,600			Dr. Pepper Snapple Group, Inc.		250,516
4,200			Kimberly-Clark Corporation		463,050
15,266			Kraft Foods Group, Inc.		856,423
9,800			Nu Skin Enterprises, Inc. - Class "A"		811,930
7,100			PepsiCo, Inc.		592,850
15,000			Philip Morris International, Inc.		1,228,050
10,100			Procter & Gamble Company		814,060
5,300			Wal-Mart Stores, Inc.		405,079
					9,710,454
			Energy-8.3%
14,350			Chevron Corporation		1,706,358
15,000			ConocoPhillips		1,055,250
11,200			Devon Energy Corporation		749,616
9,700			Ensco, PLC - Class "A"		511,966
8,700			ExxonMobil Corporation		849,816
18,500			Marathon Oil Corporation		657,120
5,000			Marathon Petroleum Corporation		435,200
1,800			National Oilwell Varco, Inc.		140,166
5,100			Noble Corporation, PLC		166,974
13,100			Occidental Petroleum Corporation		1,248,299
7,500			Royal Dutch Shell, PLC - Class "A" (ADR)		547,950
8,200			Seadrill, Ltd.		288,312
					8,357,027
			Financials-15.7%
9,600			ACE, Ltd.		950,976
6,300			American Express Company		567,189
2,900			Ameriprise Financial, Inc.		319,203
24,000			Armada Hoffler Properties, Inc. (REIT)		240,960
22,500			Berkshire Hills Bancorp, Inc.		582,300
24,400			Brixmor Property Group, Inc. (REIT)		520,452
5,222			Chubb Corporation		466,325
13,800			Discover Financial Services		803,022
41,300			Financial Select Sector SPDR Fund (ETF)		922,642
13,200			FirstMerit Corporation		274,956
7,200			Invesco, Ltd.		266,400
7,300			iShares S&P U.S. Preferred Stock Index Fund (ETF)		284,919
32,400			JPMorgan Chase & Company		1,967,004
15,700			MetLife, Inc.		828,960
25,900			Oritani Financial Corporation		409,479
9,700			PNC Financial Services Group, Inc.		843,900
10,400			Protective Life Corporation		546,936
19,200			Select Income REIT (REIT)		581,184
48,200			Sterling Bancorp		610,212
8,100			Travelers Companies, Inc.		689,310
17,000			U.S. Bancorp		728,620
20,100			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		415,266
36,200			Wells Fargo & Company		1,800,588
24,000			Westfield Financial, Inc.		178,800
					15,799,603
			Health Care-13.5%
7,900			Abbott Laboratories		304,229
15,700			AbbVie, Inc.		806,980
5,920		*	Actavis, PLC		1,218,632
10,100			Baxter International, Inc.		743,158
8,300			Covidien, PLC		611,378
12,350			GlaxoSmithKline, PLC (ADR)		659,860
20,800			Johnson & Johnson		2,043,184
3,960			McKesson Corporation		699,217
36,070			Merck & Company, Inc.		2,047,694
3,200			Novartis AG (ADR)		272,064
10,200			Omnicare, Inc.		608,634
66,385			Pfizer, Inc.		2,132,286
11,000		*	Prestige Brands Holdings, Inc.		299,750
7,400			Thermo Fisher Scientific, Inc.		889,776
7,790			Zoetis, Inc.		225,443
					13,562,285
			Industrials-11.7%
7,050			3M Company		956,403
7,200			A.O. Smith Corporation		331,344
11,811			ADT Corporation		353,739
8,800			Altra Industrial Motion Corporation		314,160
7,200			Chicago Bridge & Iron Company NV - NY Shares		627,480
3,800			Dover Corporation		310,650
5,800			Eaton Corporation, PLC		435,696
7,500			G&K Services, Inc. - Class "A"		458,775
9,300			Generac Holdings, Inc.		548,421
3,100			General Dynamics Corporation		337,652
68,800			General Electric Company		1,781,232
13,500			Honeywell International, Inc.		1,252,260
11,350			ITT Corporation		485,326
18,200			Kforce, Inc.		388,024
4,989			Pentair, Ltd.		395,827
3,600			Snap-On, Inc.		408,528
4,400		*	TAL International Group, Inc.		188,628
14,525			Tyco International, Ltd.		615,860
5,800			United Parcel Service, Inc. - Class "B"		564,804
9,000			United Technologies Corporation		1,051,560
					11,806,369
			Information Technology-11.0%
1,780			Apple, Inc.		955,397
3,800			Automatic Data Processing, Inc.		293,588
10,800			Avago Technologies, Ltd.		695,628
55,900			Cisco Systems, Inc.		1,252,719
56,500			Intel Corporation		1,458,265
14,950			Intersil Corporation - Class "A"		193,154
27,900		*	Juniper Networks, Inc.		718,704
26,300			Mentor Graphics Corporation		579,126
18,700			Methode Electronics, Inc.		573,342
18,900			Microchip Technology, Inc.		902,664
44,050			Microsoft Corporation		1,805,610
9,500			Oracle Corporation		388,645
10,100			QUALCOMM, Inc.		796,486
7,350			TE Connectivity, Ltd.		442,544
					11,055,872
			Materials-3.9%
2,600			Cytec Industries, Inc.		253,786
12,200			Dow Chemical Company		592,798
9,390			DuPont (E.I.) de Nemours & Company		630,069
13,950			Freeport-McMoRan Copper & Gold, Inc.		461,326
8,500			International Paper Company		389,980
10,100			LyondellBasell Industries NV - Class "A"		898,294
2,500			Rock-Tenn Company - Class "A"		263,925
6,400			Westlake Chemical Corporation		423,552
					3,913,730
			Telecommunication Services-2.8%
30,410			AT&T, Inc.		1,066,479
24,900			NTELOS Holdings Corporation		336,150
30,700			Verizon Communications, Inc.		1,460,399
					2,863,028
			Utilities-5.3%
17,700			American Electric Power Company, Inc.		896,682
5,900			Dominion Resources, Inc.		418,841
8,100			Duke Energy Corporation		576,882
8,200			NextEra Energy, Inc.		784,084
23,000			NiSource, Inc.		817,190
12,800			Portland General Electric Company		413,952
20,200			PPL Corporation		669,428
19,400			Vectren Corporation		764,166
					5,341,225
Total Value of Common Stocks (cost $65,882,042)					93,307,090
			PREFERRED STOCKS-.4%
			Financials
11,400			Digital Realty Trust, Inc., Series G, 5.875%, 2049 (REIT)		232,104
9,000			Urstadt Biddle Properties, Inc., Series F, 7.125%, 2049 (REIT)		220,950
Total Value of Preferred Stocks (cost $507,929)					453,054
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-5.5%
			U.S. Treasury Bills:
$5,500	M		0.04%, 4/17/2014		4,499,920
5,500	M		0.0405%, 4/17/2014		999,982
Total Value of Short-Term U.S. Government Obligations (cost $5,499,902)					5,499,902
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.0%
1,000	M		Freddie Mac, 0.045%, 4/8/2014 (cost $999,991)		999,991
Total Value of Investments (cost $72,889,864)			99.5%		100,260,037
Other Assets, Less Liabilities			.5		513,860
Net Assets			100.0%		$ 100,773,897

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2014, the cost of investments for federal income tax purposes was $72,956,331. Accumulated net unrealized appreciation on investments was $27,273,706, consisting of $27,841,546 gross unrealized appreciation and $567,840 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$93,307,090	$-	$-	$93,307,090
Preferred Stocks	453,054	-	-	453,054
Short-Term U.S. Government
Obligations	-	5,499,902	-	5,499,902
Short-Term U.S. Government
Agency Obligations	-	999,991	-	999,991
Total Investments in Securities*	$93,760,144	$6,499,893	$-	$100,260,037

*The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2014. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
March 31, 2014

Principal
Amount		Security				Value
		CORPORATE BONDS-88.6%
		Aerospace/Defense-.5%
$475	M	Meccanica Holdings USA, Inc., 6.25%, 7/15/2019	(a)			$ 512,406
		Automotive-3.8%
		American Axle & Manufacturing, Inc.:
300	M	6.25%, 3/15/2021				321,000
250	M	6.625%, 10/15/2022				272,187
425	M	Chrysler Group, LLC, 8%, 6/15/2019	(a)			467,500
300	M	Cooper-Standard Automotive, Inc., 8.5%, 5/1/2018				315,003
450	M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020	(a)			469,125
375	M	Goodyear Tire & Rubber Co., 8.25%, 8/15/2020				419,531
200	M	Jaguar Land Rover Automotive, PLC, 8.125%, 5/15/2021	(a)			228,000
		Oshkosh Corp.:
375	M	8.5%, 3/1/2020				413,438
75	M	5.375%, 3/1/2022	(a)			76,688
		Schaeffler Finance BV:
400	M	8.5%, 2/15/2019	(a)			448,500
325	M	4.75%, 5/15/2021	(a)			333,938
						3,764,910
		Building Materials-1.7%
		Building Materials Corp.:
475	M	6.875%, 8/15/2018	(a)			501,125
250	M	7.5%, 3/15/2020	(a)			270,625
200	M	Cemex Finance, LLC, 9.375%, 10/12/2022	(a)			235,750
		Cemex SAB de CV:
200	M	9.5%, 6/15/2018	(a)			231,500
200	M	5.875%, 3/25/2019	(a)			207,750
225	M	Griffon Corp., 5.25%, 3/1/2022	(a)			223,312
						1,670,062
		Chemicals-1.3%
225	M	Huntsman International, LLC, 8.625%, 3/15/2020				248,062
150	M	LSB Industries, Inc., 7.75%, 8/1/2019	(a)			161,625
225	M	Orion Engineered Carbon Bondco GmbH, 9.625%, 6/15/2018	(a)			244,688
575	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)			633,219
						1,287,594
		Consumer Non-Durables-3.0%
450	M	Hanesbrands, Inc., 6.375%, 12/15/2020				493,875
		Levi Strauss & Co.:
350	M	7.625%, 5/15/2020				381,938
375	M	6.875%, 5/1/2022				413,438
142	M	Libbey Glass, Inc., 6.875%, 5/15/2020				155,313
		Reynolds Group Issuer, Inc.:
400	M	7.125%, 4/15/2019				425,000
550	M	5.75%, 10/15/2020				578,875
		Spectrum Brands Escrow Corp.:
300	M	6.375%, 11/15/2020				326,250
175	M	6.625%, 11/15/2022				191,406
						2,966,095
		Energy-16.5%
		AmeriGas Finance, LLC:
50	M	6.75%, 5/20/2020				54,375
175	M	7%, 5/20/2022				192,062
		Antero Resources Finance Corp.:
100	M	6%, 12/1/2020				106,875
125	M	5.375%, 11/1/2021	(a)			126,953
		Atlas Pipeline Partners, LP:
350	M	4.75%, 11/15/2021				334,250
525	M	5.875%, 8/1/2023				521,062
		Basic Energy Services, Inc.:
150	M	7.75%, 2/15/2019				161,812
350	M	7.75%, 10/15/2022				381,500
		Berry Petroleum Co.:
90	M	6.75%, 11/1/2020				95,400
300	M	6.375%, 9/15/2022				312,000
		Calumet Specialty Products Partners, LP:
325	M	9.625%, 8/1/2020				374,562
150	M	6.5%, 4/15/2021	(a)			151,500
75	M	7.625%, 1/15/2022				79,781
		Chesapeake Energy Corp.:
275	M	7.25%, 12/15/2018				321,750
100	M	6.625%, 8/15/2020				112,750
250	M	6.875%, 11/15/2020				285,000
200	M	5.75%, 3/15/2023				212,750
		Consol Energy, Inc.:
125	M	8%, 4/1/2017				130,625
625	M	8.25%, 4/1/2020				682,031
350	M	Crestwood Midstream Partners, LP, 6%, 12/15/2020				368,375
550	M	Eagle Rock Energy Partners, LP, 8.375%, 6/1/2019				599,500
375	M	El Paso Corp., 6.5%, 9/15/2020				413,359
350	M	Energy XXI Gulf Coast, Inc., 7.5%, 12/15/2021	(a)			368,375
415	M	Expro Finance Luxembourg SCA, 8.5%, 12/15/2016	(a)			434,453
175	M	Exterran Partners, LP, 6%, 10/1/2022	(a)	(b)	(c)	172,149
175	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021	(a)			186,375
375	M	Genesis Energy, LP, 7.875%, 12/15/2018				405,469
300	M	Gibson Energy, Inc., 6.75%, 7/15/2021	(a)			323,250
		Kinder Morgan, Inc.:
100	M	5%, 2/15/2021	(a)			100,641
225	M	5.625%, 11/15/2023	(a)			223,652
125	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022	(a)			126,719
		Legacy Reserves, LP:
400	M	8%, 12/1/2020				430,000
225	M	6.625%, 12/1/2021				225,563
		Linn Energy, LLC:
75	M	6.5%, 5/15/2019				78,563
225	M	7%, 11/1/2019	(a)			235,688
175	M	8.625%, 4/15/2020				190,969
300	M	7.75%, 2/1/2021				324,000
375	M	Memorial Production Partners, LP, 7.625%, 5/1/2021	(a)			397,500
150	M	Newfield Exploration Co., 5.75%, 1/30/2022				160,125
475	M	Northern Blizzard Resources, Inc., 7.25%, 2/1/2022	(a)			489,844
200	M	NuStar Logistics, LP, 6.75%, 2/1/2021				217,250
		Offshore Group Investment, Ltd.:
525	M	7.5%, 11/1/2019				561,750
150	M	7.125%, 4/1/2023				153,375
225	M	Pacific Drilling SA, 5.375%, 6/1/2020	(a)			224,438
		Penn Virginia Resource Partners, LP:
275	M	8.25%, 4/15/2018				287,547
79	M	8.375%, 6/1/2020				89,073
275	M	PetroLogistics, LP, 6.25%, 4/1/2020				277,063
200	M	Pioneer Energy Services Corp., 6.125%, 3/15/2022	(a)			204,000
600	M	Rain CII Carbon, LLC, 8.25%, 1/15/2021	(a)			621,000
150	M	Regency Energy Partners, LP, 5.875%, 3/1/2022				156,000
400	M	RKI Exploration and Production, LLC, 8.5%, 8/1/2021	(a)			434,000
500	M	Sabine Pass Liquefaction, 6.25%, 3/15/2022	(a)			521,875
150	M	Samson Investment Co., 10.5%, 2/15/2020	(a)			164,250
275	M	SandRidge Energy, Inc., 7.5%, 2/15/2023				292,875
		SM Energy Co.:
50	M	6.625%, 2/15/2019				53,750
150	M	6.5%, 11/15/2021				162,750
150	M	6.5%, 1/1/2023				160,875
		Suburban Propane Partners, LP:
274	M	7.5%, 10/1/2018				292,495
57	M	7.375%, 8/1/2021				63,128
150	M	Ultra Petroleum Corp., 5.75%, 12/15/2018	(a)			157,875
425	M	Unit Corp., 6.625%, 5/15/2021				452,625
						16,439,601
		Financials-3.3%
		Ally Financial, Inc.:
450	M	6.25%, 12/1/2017				504,000
175	M	4.75%, 9/10/2018				185,719
700	M	8%, 3/15/2020				847,000
175	M	8%, 11/1/2031				216,562
100	M	CNH Capital, LLC, 6.25%, 11/1/2016				110,125
		General Motors Financial Co., Inc.:
75	M	3.25%, 5/15/2018				75,937
25	M	4.25%, 5/15/2023				24,750
		International Lease Finance Corp.:
650	M	8.75%, 3/15/2017				765,375
275	M	8.25%, 12/15/2020				333,297
200	M	Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021	(a)			209,750
						3,272,515
		Food/Beverage/Tobacco-2.2%
275	M	B&G Foods, Inc., 4.625%, 6/1/2021				272,594
600	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)			628,434
98	M	Chiquita Brands International, Inc., 7.875%, 2/1/2021				109,760
450	M	Darling Escrow Corp., 5.375%, 1/15/2022	(a)			462,937
225	M	JBS USA, LLC, 7.25%, 6/1/2021	(a)			240,188
175	M	Post Holdings, Inc., 6.75%, 12/1/2021	(a)			185,719
50	M	Sun Merger Sub, Inc., 5.875%, 8/1/2021	(a)			52,000
175	M	Treehouse Foods, Inc., 4.875%, 3/15/2022				176,531
						2,128,163
		Food/Drug-.9%
375	M	BI-LO, LLC, 8.625%, 9/15/2018	(a)			390,469
475	M	NBTY, Inc., 9%, 10/1/2018				513,000
						903,469
		Forest Products/Containers-2.7%
400	M	Ardagh Packaging Finance, PLC, 7.375%, 10/15/2017	(a)			427,500
150	M	Ball Corp., 4%, 11/15/2023				141,000
325	M	Clearwater Paper Corp., 7.125%, 11/1/2018				347,750
400	M	CROWN Americas, LLC, 4.5%, 1/15/2023				384,000
400	M	Greif, Inc., 7.75%, 8/1/2019				460,000
		Sealed Air Corp.:
175	M	8.125%, 9/15/2019	(a)			196,438
165	M	8.375%, 9/15/2021	(a)			190,781
420	M	Tekni-Plex, Inc., 9.75%, 6/1/2019	(a)			478,800
						2,626,269
		Gaming/Leisure-1.5%
		GLP Capital, LP:
175	M	4.875%, 11/1/2020	(a)			180,031
150	M	5.375%, 11/1/2023	(a)			154,875
175	M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021	(a)			183,203
450	M	National CineMedia, LLC, 7.875%, 7/15/2021				498,938
225	M	Regal Entertainment Group, 5.75%, 3/15/2022				232,313
200	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)			202,000
						1,451,360
		Health Care-6.7%
		Aviv Healthcare Properties, LP:
115	M	7.75%, 2/15/2019				124,775
100	M	6%, 10/15/2021				104,250
650	M	Biomet, Inc., 6.5%, 8/1/2020				703,300
		Community Health Systems, Inc.:
250	M	5.125%, 8/15/2018				263,125
300	M	8%, 11/15/2019				331,125
325	M	7.125%, 7/15/2020				353,031
75	M	5.125%, 8/1/2021	(a)			77,250
150	M	6.875%, 2/1/2022	(a)			157,500
275	M	DaVita, Inc., 6.375%, 11/1/2018				289,437
250	M	Endo Finance Co., 5.75%, 1/15/2022	(a)			256,875
150	M	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/2019	(a)			162,375
		HCA, Inc.:
75	M	8%, 10/1/2018				89,062
175	M	6.5%, 2/15/2020				196,437
25	M	7.25%, 9/15/2020				27,094
175	M	6.25%, 2/15/2021				187,775
275	M	7.75%, 5/15/2021				303,875
375	M	7.5%, 2/15/2022				429,375
		HealthSouth Corp.:
225	M	8.125%, 2/15/2020				244,687
99	M	7.75%, 9/15/2022				108,900
450	M	Tenet Healthcare Corp., 6.75%, 2/1/2020				475,313
389	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020				418,175
		Valeant Pharmaceuticals International, Inc.:
200	M	6.875%, 12/1/2018	(a)			213,500
525	M	6.375%, 10/15/2020	(a)			569,625
175	M	5.625%, 12/1/2021	(a)			184,188
275	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020				290,125
						6,561,174
		Information Technology-3.8%
		Activision Blizzard, Inc.:
125	M	5.625%, 9/15/2021	(a)			134,062
50	M	6.125%, 9/15/2023	(a)			54,562
		Advanced Micro Devices, Inc.:
50	M	6.75%, 3/1/2019	(a)			50,312
425	M	7.5%, 8/15/2022				422,875
		Audatex North America, Inc.:
575	M	6%, 6/15/2021	(a)			616,687
125	M	6.125%, 11/1/2023	(a)			133,594
200	M	CyrusOne, LP, 6.375%, 11/15/2022				212,000
300	M	Denali Borrower, LLC, 5.625%, 10/15/2020	(a)			306,000
50	M	Entegris, Inc., 6%, 4/1/2022	(a)	(b)		51,250
275	M	Equinix, Inc., 7%, 7/15/2021				307,656
425	M	Healthcare Technology Intermediate, Inc., 7.375%, 9/1/2018	(a)			433,500
350	M	IAC/InterActiveCorp, 4.875%, 11/30/2018				367,062
450	M	Lender Processing Services, Inc., 5.75%, 4/15/2023				482,063
150	M	Micron Technology, Inc., 5.875%, 2/15/2022	(a)			157,500
						3,729,123
		Manufacturing-3.9%
		Bombardier, Inc.:
325	M	7.5%, 3/15/2018	(a)			368,062
150	M	4.75%, 4/15/2019	(a)	(c)		150,000
250	M	7.75%, 3/15/2020	(a)			281,250
250	M	6%, 10/15/2022	(a)	(c)		250,000
375	M	6.125%, 1/15/2023	(a)			380,625
225	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)			239,062
515	M	Case New Holland, Inc., 7.875%, 12/1/2017				606,412
325	M	Dematic SA, 7.75%, 12/15/2020	(a)			348,562
300	M	EDP Finance BV, 6%, 2/2/2018	(a)			326,250
275	M	H&E Equipment Services, Inc., 7%, 9/1/2022				303,875
		Rexel SA:
675	M	6.125%, 12/15/2019	(a)			713,813
200	M	5.25%, 6/15/2020	(a)			205,500
						4,173,411
		Media-Broadcasting-2.3%
325	M	Allbritton Communication Co., 8%, 5/15/2018				341,250
		Belo Corp.:
100	M	7.75%, 6/1/2027				108,125
25	M	7.25%, 9/15/2027				26,062
225	M	Block Communications, Inc., 7.25%, 2/1/2020	(a)			240,750
300	M	LIN Television Corp., 8.375%, 4/15/2018				318,750
425	M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020				459,000
		Sinclair Television Group, Inc.:
250	M	5.375%, 4/1/2021				249,375
125	M	6.375%, 11/1/2021				130,625
		Sirius XM Radio, Inc.:
250	M	5.75%, 8/1/2021	(a)			261,250
100	M	4.625%, 5/15/2023	(a)			94,500
						2,229,687
		Media-Cable TV-6.3%
		Cablevision Systems Corp.:
300	M	8.625%, 9/15/2017				357,000
175	M	7.75%, 4/15/2018				200,594
		CCO Holdings, LLC:
250	M	7%, 1/15/2019				265,000
175	M	7.375%, 6/1/2020				191,844
75	M	5.25%, 3/15/2021				75,937
100	M	5.125%, 2/15/2023				96,750
475	M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020	(a)			498,750
		Clear Channel Worldwide Holdings, Inc.:
25	M	7.625%, 3/15/2020				26,937
125	M	7.625%, 3/15/2020				135,625
325	M	6.5%, 11/15/2022				348,969
150	M	6.5%, 11/15/2022				159,937
		DISH DBS Corp.:
700	M	7.875%, 9/1/2019				829,500
125	M	5%, 3/15/2023				126,250
150	M	Echostar DBS Corp., 7.125%, 2/1/2016				164,250
400	M	Gray Television, Inc., 7.5%, 10/1/2020				436,000
450	M	Harron Communications, LP, 9.125%, 4/1/2020	(a)			510,750
225	M	Midcontinent Communications Corp., 6.25%, 8/1/2021	(a)			235,125
400	M	Nara Cable Funding, Ltd., 8.875%, 12/1/2018	(a)			437,500
		Quebecor Media, Inc.:
251	M	7.75%, 3/15/2016				252,255
25	M	5.75%, 1/15/2023				25,188
575	M	UPC Holding BV, 9.875%, 4/15/2018	(a)			607,344
200	M	VTR Finance BV, 6.875%, 1/15/2024	(a)			208,500
						6,190,005
		Media-Diversified-1.2%
		Gannett Company, Inc.:
225	M	5.125%, 7/15/2020	(a)			232,312
225	M	6.375%, 10/15/2023	(a)			239,344
		Lamar Media Corp.:
475	M	7.875%, 4/15/2018				495,781
175	M	5.375%, 1/15/2024	(a)			180,250
						1,147,687
		Metals/Mining-7.4%
525	M	Alcoa, Inc., 6.15%, 8/15/2020				572,868
550	M	Aleris International, Inc., 7.875%, 11/1/2020				569,250
		ArcelorMittal:
250	M	6.125%, 6/1/2018				275,000
575	M	10.35%, 6/1/2019				730,969
400	M	6.75%, 2/25/2022				441,000
		Arch Coal, Inc.:
50	M	7%, 6/15/2019				38,875
325	M	7.25%, 10/1/2020				251,062
325	M	7.25%, 6/15/2021				247,000
		FMG Resources (August 2006) Property, Ltd.:
475	M	6.875%, 2/1/2018	(a)			501,719
175	M	8.25%, 11/1/2019	(a)			193,156
600	M	JMC Steel Group, 8.25%, 3/15/2018	(a)			615,750
150	M	Kaiser Aluminum Corp., 8.25%, 6/1/2020				169,875
		Novelis, Inc.:
825	M	8.375%, 12/15/2017				883,781
175	M	8.75%, 12/15/2020				196,438
		Peabody Energy Corp.:
275	M	6%, 11/15/2018				289,781
175	M	6.5%, 9/15/2020				181,563
375	M	6.25%, 11/15/2021				377,813
		Steel Dynamics, Inc.:
175	M	6.125%, 8/15/2019				191,188
100	M	6.375%, 8/15/2022				109,250
		United States Steel Corp.:
75	M	7%, 2/1/2018				83,438
125	M	7.375%, 4/1/2020				137,500
250	M	Wise Metals Group, LLC, 8.75%, 12/15/2018	(a)			269,375
						7,326,651
		Real Estate Investment Trusts-.3%
277	M	Taylor Morrison Communities, Inc., 7.75%, 4/15/2020	(a)			306,778
		Retail-General Merchandise-2.2%
100	M	Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/2019	(a)			103,500
225	M	Jo-Ann Stores, Inc., 8.125%, 3/15/2019	(a)			234,563
375	M	Landry's, Inc., 9.375%, 5/1/2020	(a)			414,844
450	M	Limited Brands, Inc., 8.5%, 6/15/2019				546,750
275	M	Michaels Stores, Inc., 7.75%, 11/1/2018				295,281
300	M	Party City Holdings, Inc., 8.875%, 8/1/2020				335,625
225	M	Sally Holdings, LLC, 6.875%, 11/15/2019				247,500
						2,178,063
		Services-5.1%
		ADT Corp.:
150	M	6.25%, 10/15/2021	(a)			154,312
525	M	3.5%, 7/15/2022				462,293
75	M	4.125%, 6/15/2023				67,278
175	M	APX Group, Inc., 6.375%, 12/1/2019				179,375
400	M	Ashtead Capital, Inc., 6.5%, 7/15/2022	(a)			437,000
175	M	CoreLogic, Inc., 7.25%, 6/1/2021				190,312
		Covanta Holding Corp.:
125	M	7.25%, 12/1/2020				137,187
300	M	6.375%, 10/1/2022				320,250
175	M	Geo Group, Inc., 5.875%, 1/15/2022				180,687
		Iron Mountain, Inc.:
225	M	7.75%, 10/1/2019				249,187
450	M	5.75%, 8/15/2024				440,438
425	M	Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)			466,969
500	M	LKQ Corp., 4.75%, 5/15/2023				475,000
175	M	Monitronics International, Inc., 9.125%, 4/1/2020				188,125
		PHH Corp.:
200	M	7.375%, 9/1/2019				222,000
175	M	6.375%, 8/15/2021				181,563
375	M	Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019	(a)			412,500
275	M	Safway Group Holding, LLC, 7%, 5/15/2018	(a)			294,250
						5,058,726
		Telecommunications-6.0%
		CenturyLink, Inc.:
25	M	5.625%, 4/1/2020				26,406
200	M	5.8%, 3/15/2022				205,500
175	M	6.75%, 12/1/2023				186,594
		Citizens Communications Co.:
725	M	7.125%, 3/15/2019				806,562
300	M	9%, 8/15/2031				308,250
350	M	GCI, Inc., 8.625%, 11/15/2019				376,250
750	M	Inmarsat Finance, PLC, 7.375%, 12/1/2017	(a)			781,875
		Intelsat Jackson Holdings SA:
450	M	7.25%, 4/1/2019				486,000
150	M	8.5%, 11/1/2019				161,437
250	M	7.25%, 10/15/2020				272,187
100	M	PAETEC Holding Corp., 9.875%, 12/1/2018				110,250
		Sprint Capital Corp.:
375	M	6.9%, 5/1/2019				413,438
375	M	6.875%, 11/15/2028				365,625
225	M	Telesat Canada, 6%, 5/15/2017	(a)			233,438
		Wind Acquisition Finance SA:
200	M	11.75%, 7/15/2017	(a)			211,000
200	M	7.25%, 2/15/2018	(a)			212,000
		Windstream Corp.:
225	M	7.875%, 11/1/2017				259,313
325	M	7.75%, 10/15/2020				350,188
100	M	6.375%, 8/1/2023				98,000
						5,864,313
		Transportation-.9%
		Aircastle, Ltd.:
75	M	4.625%, 12/15/2018				76,969
775	M	6.25%, 12/1/2019				840,875
						917,844
		Utilities-2.5%
		AES Corp.:
125	M	9.75%, 4/15/2016				145,937
13	M	8%, 10/15/2017				15,421
100	M	7.375%, 7/1/2021				114,500
200	M	5.5%, 3/15/2024				199,000
		Calpine Corp.:
38	M	7.875%, 7/31/2020	(a)			41,990
312	M	7.5%, 2/15/2021	(a)			342,420
275	M	Dynegy, Inc., 5.875%, 6/1/2023	(a)			271,562
144	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020				162,987
400	M	InterGen NV, 7%, 6/30/2023	(a)			422,000
275	M	NRG Energy, Inc., 7.625%, 5/15/2019				287,375
398	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)			426,855
						2,430,047
		Waste Management-.3%
275	M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020				300,437
		Wireless Communications-2.3%
325	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020				348,156
		Sprint Nextel Corp.:
100	M	9.125%, 3/1/2017				118,750
175	M	8.375%, 8/15/2017				206,719
325	M	7%, 8/15/2020				355,875
225	M	6%, 11/15/2022				230,344
		T-Mobile USA, Inc.:
450	M	6.25%, 4/1/2021				477,563
450	M	6.625%, 4/1/2023				479,250
75	M	Videotron, Ltd., 5.375%, 6/15/2024	(a)	(b)		75,563
						2,292,220
Total Value of Corporate Bonds (cost $84,396,562)						87,728,610
		LOAN PARTICIPATIONS+-7.6%
		Automotive-.2%
225	M	CS Intermediate Holdings Co. 4%, 4/4/2021	(b)			225,422
		Chemicals-.4%
373	M	Axalta Coating Systems US Holdings, Inc., 4%, 2/1/2020				373,525
		Energy-.9%
498	M	Drillships Financing Holding, Inc., 6%, 3/31/2021				508,694
125	M	Fieldwood Energy, LLC, 8.125%, 9/30/2020				130,703
225	M	Samson Investment Co., 5%, 9/25/2018				227,813
						867,210
		Financial Services-.4%
401	M	Ocwen Financial Corp., 5%, 2/15/2018				404,125
		Food/Drug-1.3%
496	M	Albertson's, LLC, 4.75%, 3/21/2019				500,909
430	M	Rite Aid Corp., 4.875%, 6/21/2021				437,257
335	M	Supervalu, Inc., 4.5%, 3/21/2019				336,114
						1,274,280
		Gaming/Leisure-.2%
223	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020				223,359
		Health Care-.2%
148	M	Community Health Systems, Inc., 4.25%, 1/27/2021				149,159
		Information Technology-1.0%
299	M	ARRIS Group, Inc., 3.5%, 4/17/2020				297,383
648	M	BMC Software Finance, Inc., 5%, 9/10/2020				649,691
						947,074
		Manufacturing-.9%
381	M	Apex Tool Group, LLC, 4.5%, 1/31/2020				379,313
463	M	Gardner Denver, Inc., 4.25%, 7/30/2020				463,157
						842,470
		Media-Diversified-.8%
150	M	Kasima, LLC , 3.25%, 5/17/2021				150,094
673	M	Tribune Co., 4%, 12/27/2020				674,891
						824,985
		Metals/Mining-.5%
368	M	Arch Coal, Inc., 6.25%, 5/16/2018				363,147
170	M	Oxbow Carbon & Minerals, LLC, 8%, 1/19/2020				173,329
						536,476
		Retail-General Merchandise-.5%
148	M	Burger King Corp., 3.75%, 9/28/2019				148,692
299	M	General Nutrition Centers, Inc., 3.25%, 3/4/2019				298,256
						446,948
		Services-.3%
150	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021	(b)			149,765
		Brickman Group, Ltd., LLC:
85	M	4%, 12/18/2020				85,185
65	M	7.5%, 12/17/2021				66,679
						301,629
Total Value of Loan Participations (cost $7,355,623)						7,416,662
		PASS THROUGH CERTIFICATES-.4%
		Transportation
390	M	American Airlines, Series "B" PTT, 5.6%, 7/15/2020 (cost $397,573)	(a)			406,343
Total Value of Investments (cost $92,149,758)		96.6%				95,551,615
Other Assets, Less Liabilities		3.4				2,801,150
Net Assets		100.0%				$ 98,352,765

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2014, the Fund held one hundred thirteen 144A securities with an aggregate value of $33,491,454 representing 34.1% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31, 2014, the Fund held three securities that were fair valued by the Valuation Committee with an aggregate value of $572,149 representing .6% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2014.

Summary of Abbreviations:
	PTT	Pass Through Trust

At March 31, 2014, the cost of investments for federal income tax purposes was
$92,151,508. Accumulated net unrealized appreciation on investments was
$3,400,107, consisting of $3,736,886 gross unrealized appreciation and
$336,779 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$87,728,610	$-	$87,728,610
Loan Participations	-	7,416,662	-	7,416,662
Pass Through Certificates	-	406,343	-	406,343
Total Investments in Securities*	$-	$95,551,615	$-	$95,551,615

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations, pass through certificates and common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2014. Transfers, if any, between
Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, December 31, 2013	$-	$-	$-
Purchases	-	-	-
Sales	(613,500)	(97,360)	(710,860)
Change in unrealized
appreciation (depreciation)	-	-	-
Realized gain (loss)	613,500	97,360	710,860
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance, March 31, 2014	$-	$-	$-

Portfolio of Investments (unaudited)
GOVERNMENT FUND
March 31, 2014

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-49.7%
		Fannie Mae-25.8%
$1,314	M	2.5%, 9/1/2023 - 11/1/2023		$ 1,348,136
1,518	M	3%, 7/1/2021 - 10/1/2027		1,565,856
791	M	3.5%, 4/1/2033 - 5/1/2033		814,039
1,806	M	4%, 4/16/2029 - 1/1/2041		1,902,801
541	M	4.5%, 11/1/2040 - 8/1/2041		577,965
257	M	5%, 4/1/2040		281,234
658	M	5.5%, 7/1/2034 - 10/1/2039		732,369
180	M	9%, 11/1/2026		209,006
40	M	11%, 10/1/2015		41,169
390	M	4%, 3/1/2029		417,851
				7,890,426
		Freddie Mac-2.4%
703	M	4%, 11/1/2040 - 12/1/2040		736,005
		Government National Mortgage Association I Program-21.5%
912	M	4%, 11/15/2025 - 8/15/2041		967,417
1,692	M	4.5%, 12/15/2039 - 6/15/2040		1,832,776
2,408	M	5%, 6/15/2033 - 4/15/2040		2,659,783
799	M	5.5%, 2/15/2033 - 11/15/2038		895,097
194	M	6%, 11/15/2032 - 4/15/2036		219,770
				6,574,843
Total Value of Residential Mortgage-Backed Securities (cost $14,964,136)				15,201,274
		U.S. GOVERNMENT AGENCY OBLIGATIONS-29.4%
		Fannie Mae
3,950	M	1.625%, 11/27/2018		3,938,288
500	M	0.875%, 5/21/2018		486,963
		Federal Farm Credit Bank:
1,000	M	4.875%, 1/17/2017		1,110,220
300	M	2.79%, 11/12/2020		302,213
1,250	M	Federal Home Loan Bank, 5.375%, 5/18/2016		1,379,676
		Freddie Mac:
800	M	0.875%, 3/7/2018		784,340
1,000	M	1.25%, 8/1/2019		963,181
Total Value of U.S. Government Agency Obligations (cost $9,172,720)				8,964,881
		U.S. GOVERNMENT OBLIGATIONS-11.8%
328	M	FDA Queens, LP, 6.99%, 6/15/2017	(a)	356,373
		U.S. Treasury Note:
1,750	M	1.25%, 10/31/2018		1,722,179
1,250	M	1.25%, 11/30/2018		1,228,271
300	M	1.25%, 1/31/2019		293,953
Total Value of U.S. Government Obligations (cost $3,643,566)				3,600,776
		COMMERCIAL MORTGAGE-BACKED SECURITIES-3.4%
		Fannie Mae-1.8%
500	M	3.84%, 5/1/2018		541,340
		Federal Home Loan Mortgage Corporation-1.6%
500	M	Multi Family Structured Pass Through, 2.13%, 1/25/2019		503,072
Total Value of Commercial Mortgage-Backed Securities (cost $1,060,078)				1,044,412
		CORPORATE BONDS-1.4%
		Financials
458	M	Excalibur One 77B, LLC, 1.492%, 1/1/2025 (cost $455,697)		433,925
Total Value of Investments (cost $29,296,197)		95.7%		29,245,268
Other Assets, Less Liabilities		4.3		1,299,332
Net Assets		100.0%		$ 30,544,600

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2014, the Fund held one 144A security with a value of $356,373 representing 1.2% of the
Fund's net assets.

At March 31, 2014, the cost of investments for federal income tax purposes was $29,296,197. Accumulated net unrealized depreciation on investments was $50,929, consisting of $367,970 gross unrealized appreciation and $418,900 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$15,201,274	$-	$15,201,274
U.S. Government Agency
Obligations	-	8,964,881	-	8,964,881
U.S. Government Obligations	-	3,600,776	-	3,600,776
Commercial
Mortgage-Backed Securities	-	1,044,412	-	1,044,412
Corporate Bonds	-	433,925	-	433,925
Total Investments in Securities	$-	$29,245,268	$-	$29,245,268

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2014. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2014

Shares		Security	Value
		COMMON STOCKS-99.9%
		Consumer Discretionary-14.4%
55,300		Best Buy Company, Inc.	$ 1,460,473
68,600		BorgWarner, Inc.	4,216,842
105,300		CBS Corporation - Class "B"	6,507,540
12,800		Dana Holding Corporation	297,856
82,600		Delphi Automotive, PLC	5,605,236
64,800	*	Express, Inc.	1,029,024
1,700		Extended Stay America, Inc.	38,709
135,700		Ford Motor Company	2,116,920
36,400		GNC Holdings, Inc. - Class "A"	1,602,328
40,700		Harman International Industries, Inc.	4,330,480
50,100		Home Depot, Inc.	3,964,413
67,800	*	Jarden Corporation	4,056,474
85,600		L Brands, Inc.	4,859,512
35,600		Lear Corporation	2,980,432
41,200		Macy's, Inc.	2,442,748
27,000		McDonald's Corporation	2,646,810
88,300		Newell Rubbermaid, Inc.	2,640,170
83,500	*	Orient-Express Hotels, Ltd. - Class "A"	1,203,235
16,400		Penske Automotive Group, Inc.	701,264
122,700		Pier 1 Imports, Inc.	2,316,576
24,100	*	Steiner Leisure, Ltd.	1,114,625
34,200	*	TRW Automotive Holdings Corporation	2,791,404
32,200		Tupperware Brands Corporation	2,697,072
1,400	*	Vince Holding Corporation	36,904
43,500		Walt Disney Company	3,483,045
38,100		Wyndham Worldwide Corporation	2,790,063
			67,930,155
		Consumer Staples-8.7%
122,200		Altria Group, Inc.	4,573,946
67,500		Avon Products, Inc.	988,200
116,778		Coca-Cola Company	4,514,637
78,700		CVS Caremark Corporation	5,891,482
57,500		Herbalife, Ltd.	3,293,025
81,400		Nu Skin Enterprises, Inc. - Class "A"	6,743,990
34,300		PepsiCo, Inc.	2,864,050
74,300		Philip Morris International, Inc.	6,082,941
36,813		Procter & Gamble Company	2,967,128
43,350		Wal-Mart Stores, Inc.	3,313,241
			41,232,640
		Energy-10.1%
38,400		Anadarko Petroleum Corporation	3,254,784
39,200		Chevron Corporation	4,661,272
62,100		ConocoPhillips	4,368,735
66,700		Devon Energy Corporation	4,464,231
38,700		Ensco, PLC - Class "A"	2,042,586
62,200		ExxonMobil Corporation	6,075,696
9,000		Hess Corporation	745,920
96,022		Marathon Oil Corporation	3,410,701
39,611		Marathon Petroleum Corporation	3,447,741
43,550		National Oilwell Varco, Inc.	3,391,239
68,400		Noble Corporation, PLC	2,239,416
27,200		Occidental Petroleum Corporation	2,591,888
31,050		Phillips 66	2,392,713
13,700		Schlumberger, Ltd.	1,335,750
96,907		Suncor Energy, Inc.	3,387,869
			47,810,541
		Financials-10.5%
62,506		American Express Company	5,627,415
38,200		Ameriprise Financial, Inc.	4,204,674
33,000		Armada Hoffler Properties, Inc. (REIT)	331,320
144,800		Brixmor Property Group, Inc. (REIT)	3,088,584
74,743		Discover Financial Services	4,349,295
27,100		Financial Select Sector SPDR Fund (ETF)	605,414
61,100		FirstMerit Corporation	1,272,713
52,100	*	Health Insurance Innovations, Inc. - Class "A"	538,714
23,500		Invesco, Ltd.	869,500
107,088		JPMorgan Chase & Company	6,501,312
27,600		MetLife, Inc.	1,457,280
27,000		Morgan Stanley	841,590
45,000		PNC Financial Services Group, Inc.	3,915,000
20,300		SPDR S&P 500 ETF Trust (ETF)	3,796,912
27,000		SPDR S&P Regional Banking (ETF)	1,117,260
96,979		Sunstone Hotel Investors, Inc. (REIT)	1,331,522
98,000		U.S. Bancorp	4,200,280
106,800		Urstadt Biddle Properties, Inc. - Class "A" (REIT)	2,206,488
63,967		Wells Fargo & Company	3,181,719
			49,436,992
		Health Care-15.5%
108,800		Abbott Laboratories	4,189,888
62,400		AbbVie, Inc.	3,207,360
41,400	*	Actavis, PLC	8,522,190
47,530		Baxter International, Inc.	3,497,257
20,300		Covidien, PLC	1,495,298
54,322	*	Express Scripts Holding Company	4,079,039
132,900	*	Gilead Sciences, Inc.	9,417,294
73,075		Johnson & Johnson	7,178,157
2,612	*	Mallinckrodt, PLC	165,627
19,300		McKesson Corporation	3,407,801
89,643		Merck & Company, Inc.	5,089,033
41,800		Omnicare, Inc.	2,494,206
224,893		Pfizer, Inc.	7,223,563
36,700	*	Salix Pharmaceuticals, Ltd.	3,802,487
70,343		Thermo Fisher Scientific, Inc.	8,458,042
28,572		Zoetis, Inc.	826,874
			73,054,116
		Industrials-13.0%
47,794		3M Company	6,483,734
61,600		ADT Corporation	1,844,920
67,800		Altra Industrial Motion Corporation	2,420,460
24,400	*	Armstrong World Industries, Inc.	1,299,300
20,700		Caterpillar, Inc.	2,056,959
49,537		Chicago Bridge & Iron Company NV - NY Shares	4,317,150
41,500		Dover Corporation	3,392,625
44,600		Generac Holdings, Inc.	2,630,062
104,196		General Electric Company	2,697,634
57,900		Honeywell International, Inc.	5,370,804
47,600		ITT Corporation	2,035,376
5,600		Lockheed Martin Corporation	914,144
33,796		Pentair, Ltd.	2,681,375
39,600		Ryder System, Inc.	3,164,832
27,000		Snap-On, Inc.	3,063,960
62,400	*	TAL International Group, Inc.	2,675,088
29,800		Textainer Group Holdings, Ltd.	1,140,446
87,800		Textron, Inc.	3,449,662
101,200		Tyco International, Ltd.	4,290,880
2,700	*	United Rentals, Inc.	256,338
43,000		United Technologies Corporation	5,024,120
			61,209,869
		Information Technology-19.7%
13,650		Apple, Inc.	7,326,501
96,300	*	ARRIS Group, Inc.	2,713,734
81,500		Avago Technologies, Ltd.	5,249,415
65,300	*	Blackhawk Network Holdings, Inc.	1,592,667
108,525		CDW Corporation	2,977,926
234,900		Cisco Systems, Inc.	5,264,109
27,200	*	eBay, Inc.	1,502,528
218,800		EMC Corporation	5,997,308
128,900		Hewlett-Packard Company	4,171,204
158,500		Intel Corporation	4,090,885
41,129		International Business Machines Corporation	7,916,921
115,600		Intersil Corporation - Class "A"	1,493,552
128,900	*	Juniper Networks, Inc.	3,320,464
16,150	*	Knowles Corporation	509,856
160,200		Mentor Graphics Corporation	3,527,604
85,600		Methode Electronics, Inc.	2,624,496
237,000		Microsoft Corporation	9,714,630
54,000	*	NeuStar, Inc. - Class "A"	1,755,540
95,000		Oracle Corporation	3,886,450
40,700	*	PTC, Inc.	1,442,001
78,688		QUALCOMM, Inc.	6,205,336
123,160		Symantec Corporation	2,459,505
67,900	*	Take-Two Interactive Software, Inc.	1,489,047
61,100		TE Connectivity, Ltd.	3,678,831
57,000	*	Yahoo!, Inc.	2,046,300
			92,956,810
		Materials-5.4%
43,300		Celanese Corporation - Series "A"	2,403,583
35,100		Cytec Industries, Inc.	3,426,111
115,840		Freeport-McMoRan Copper & Gold, Inc.	3,830,829
66,500		International Paper Company	3,051,020
63,800		LyondellBasell Industries NV - Class "A"	5,674,372
10,900		Praxair, Inc.	1,427,573
38,400		Rock-Tenn Company - Class "A"	4,053,888
36,750		RPM International, Inc.	1,537,620
			25,404,996
		Telecommunication Services-2.1%
128,300		AT&T, Inc.	4,499,481
115,800		Verizon Communications, Inc.	5,508,606
			10,008,087
		Utilities-.5%
13,826		Atmos Energy Corporation	651,619
40,800		NiSource, Inc.	1,449,624
			2,101,243
Total Value of Common Stocks (cost $275,296,020)		99.9%	471,145,449
Other Assets, Less Liabilities		.1	500,787
Net Assets		100.0%	$ 471,646,236

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2014, the cost of investments for federal income tax purposes was $276,792,988. Accumulated net unrealized
appreciation on investments was $194,352,461, consisting of
$197,337,319 gross unrealized appreciation and $2,984,858
gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$471,145,449	$-	$-	$471,145,449

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2014. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2014

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-97.2%
			Switzerland-17.8%
12,876			Compagnie Financiere Richemont SA		$ 1,230,242
27,128		*	DKSH Holding, Ltd.		2,158,939
479		*	Lindt & Spruengli AG		2,376,157
76,139			Nestle SA - Registered		5,736,175
10,087			Roche Holding AG - Genusscheine		3,026,043
1,503			SGS SA - Registered		3,707,519
264,715		*	UBS AG - Registered		5,472,005
					23,707,080
			United Kingdom-17.6%
95,809			Barratt Developments, PLC		658,874
130,543			British American Tobacco, PLC		7,259,160
111,667			Diageo, PLC		3,464,520
139,159			Domino's Pizza Group, PLC		1,279,466
132,373			Fresnillo, PLC		1,861,471
3,325			Intertek Group, PLC		170,288
53,398		*	Persimmon, PLC		1,198,235
20,713			Reckitt Benckiser Group, PLC		1,687,552
125,972		*	Rolls-Royce Holdings, PLC		2,255,538
73,427			SABMiller, PLC		3,666,270
					23,501,374
			India-10.2%
333,735			HDFC Bank, Ltd.		4,184,365
232			HDFC Bank, Ltd. (ADR)		9,519
84,058			Hindustan Unilever, Ltd.		852,297
330,890			Housing Development Finance Corporation, Ltd.		4,897,211
618,690			ITC, Ltd.		3,655,319
					13,598,711
			France-8.7%
115,968			Bureau Veritas SA		3,557,070
20,866			Essilor International SA		2,105,120
3,877			Hermes International		1,290,980
15,967			Legrand SA		992,381
11,069			L'Oreal SA		1,826,120
15,850			Pernod Ricard SA		1,845,919
					11,617,590
			Canada-7.3%
16,481			Alimentation Couche-Tard - Class "B"		1,336,995
34,072			Bank of Nova Scotia		1,980,884
53,341			Enbridge, Inc.		2,432,301
104,423			Goldcorp, Inc.		2,559,605
26,672			Shaw Communications, Inc. - Class "B"		638,678
36,630			Silver Wheaton Corporation		833,322
					9,781,785
			United States-7.1%
30,800			Covidien, PLC		2,268,728
70,893			Philip Morris International, Inc.		5,804,010
1,150			Priceline.com, Inc.		1,370,673
					9,443,411
			Netherlands-6.2%
13,996			Core Laboratories NV		2,777,366
135,317			Unilever NV - CVA		5,564,230
					8,341,596
			Hong Kong-3.9%
81,655			Cheung Kong Infrastructure Holdings, Ltd.		521,064
96,867			Galaxy Entertainment Group, Ltd.		842,289
246,412			Link REIT (REIT)		1,211,881
329,941			L'Occitane International SA		813,257
239,385			Sands China, Ltd.		1,788,355
					5,176,846
			Denmark-3.6%
105,208			Novo Nordisk A/S-Series "B"		4,793,305
			Australia-3.0%
30,412			CSL, Ltd.		1,960,719
44,882			Ramsay Health Care, Ltd.		2,002,160
					3,962,879
			Brazil-2.0%
42,048			Cielo SA		1,340,542
85,312			Itau Unibanco Holding SA (ADR)		1,267,736
					2,608,278
			China-1.4%
6,165		*	Baidu.com, Inc. (ADR)		939,423
14,486			Tencent Holdings, Ltd.		1,007,496
					1,946,919
			Germany-1.4%
22,705			SAP AG		1,838,781
			Spain-1.3%
32,470			Grifols SA		1,779,997
			Ireland-1.1%
18,453			Paddy Power, PLC		1,462,384
			Japan-1.0%
14,900			Daito Trust Construction Company, Ltd.		1,381,851
			South Africa-1.0%
11,650			Naspers, Ltd.		1,286,341
			Mexico-.8%
463,259			Wal-Mart de Mexico SAB de CV		1,104,118
			Italy-.8%
17,940			Luxottica Group SpA		1,037,986
			Indonesia-.5%
3,703,470			PT Telekomunikasi Indonesia Persero Tbk	(a)	723,920
			Sweden-.5%
46,952			Elekta AB - Class "B"		624,598
Total Value of Common Stocks (cost $91,355,522)					129,719,750
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.5%
			United States
$2,000	M		Federal Home Loan Bank, 0.08%, 4/9/2014 (cost $1,999,964)		1,999,964
Total Value of Investments (cost $93,355,486)			98.7%		131,719,714
Other Assets, Less Liabilities			1.3		1,727,518
Net Assets			100.0%		$ 133,447,232

*	Non-income producing

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31, 2014, the Fund held one security that was fair valued by the Valuation Committee with a value of $723,920 representing .5% of the Fund's net assets.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At March 31, 2014, the cost of investments for federal income tax purposes was
$93,896,611. Accumulated net unrealized appreciation on investments was
$37,823,103, consisting of $41,305,667 gross unrealized appreciation and
$3,482,564 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2		Level 3	Total
Common Stocks
Switzerland	$23,707,080	$-		$-	$23,707,080
United Kingdom	23,501,374	-		-	23,501,374
India	13,598,711	-		-	13,598,711
France	11,617,590	-		-	11,617,590
Canada	9,781,785	-		-	9,781,785
United States	9,443,411	-		-	9,443,411
Netherlands	8,341,596	-		-	8,341,596
Hong Kong	5,176,846	-		-	5,176,846
Denmark	4,793,305	-		-	4,793,305
Australia	3,962,879	-		-	3,962,879
Brazil	2,608,278	-		-	2,608,278
China	1,946,919	-		-	1,946,919
Germany	1,838,781	-		-	1,838,781
Spain	1,779,997	-		-	1,779,997
Ireland	1,462,384	-		-	1,462,384
Japan	1,381,851	-		-	1,381,851
South Africa	1,286,341	-		-	1,286,341
Mexico	1,104,118	-		-	1,104,118
Italy	1,037,986	-		-	1,037,986
Indonesia	-	723,920		-	723,920
Sweden	624,598	-		-	624,598
Short-Term U.S. Government
Agency Obligations	-	1,999,964		-	1,999,964
Total Investments in Securities	$128,995,830	$2,723,884	*	$-	$131,719,714

*Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $723,920 of investment securities were classified as Level 2 instead of Level 1.

Transfers between Level 1 and Level 2 securities as of March 31, 2014 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an offical close price the mean price used (Level 2 securities). Transfers from Level
2 to Level 1 as of March 31, 2014 were $32,588,785. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, December 31, 2013	$18,264
Purchases	-
Sales	(18,133)
Change in unrealized
appreciation (depreciation)	-
Realized gain (loss)	18,133
Transfer into Level 3	-
Transfer out of Level 3	(18,264)
Balance, March 31, 2014	$-

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2014

Principal
Amount		Security		Value
		CORPORATE BONDS-95.2%
		Aerospace/Defense-.3%
$200	M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014	(a)	$ 201,369
		Agriculture-.7%
340	M	Cargill, Inc., 6%, 11/27/2017	(a)	388,873
		Automotive-2.0%
200	M	Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	208,543
400	M	General Motors Co., 3.5%, 10/2/2018	(a)	409,500
500	M	Johnson Controls, Inc., 5%, 3/30/2020		555,726
				1,173,769
		Chemicals-2.6%
450	M	CF Industries, Inc., 7.125%, 5/1/2020		535,706
400	M	Dow Chemical Co., 4.25%, 11/15/2020		424,328
500	M	LyondellBasell Industries NV, 6%, 11/15/2021		586,591
				1,546,625
		Consumer Durables-.5%
265	M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020		282,897
		Energy-9.3%
575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	698,865
400	M	DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	510,479
500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		518,470
500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		477,483
411	M	Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014	(a)	414,894
500	M	Nabors Industries, Inc., 6.15%, 2/15/2018		566,127
400	M	ONEOK Partners, LP, 3.375%, 10/1/2022		386,361
500	M	Petrobras International Finance Co., 5.375%, 1/27/2021		508,161
400	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		456,171
466	M	Valero Energy Corp., 9.375%, 3/15/2019		607,034
400	M	Weatherford International, Inc., 6.35%, 6/15/2017		452,944
				5,596,989
		Financial Services-16.1%
250	M	Aflac, Inc., 8.5%, 5/15/2019		321,662
600	M	American Express Co., 7%, 3/19/2018		712,271
		American International Group, Inc.:
300	M	8.25%, 8/15/2018		375,708
300	M	6.4%, 12/15/2020		357,931
500	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		567,873
400	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		410,528
400	M	BlackRock, Inc., 5%, 12/10/2019		451,858
400	M	CoBank, ACB, 7.875%, 4/16/2018	(a)	479,386
200	M	Compass Bank, 6.4%, 10/1/2017		221,008
500	M	ERAC USA Finance Co., 4.5%, 8/16/2021	(a)	532,234
600	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		757,504
		General Electric Capital Corp.:
1,000	M	5.3%, 2/11/2021		1,126,383
700	M	6.75%, 3/15/2032		902,564
400	M	Glencore Funding, LLC, 6%, 4/15/2014	(a)	400,722
		Harley-Davidson Funding Corp.:
200	M	5.75%, 12/15/2014	(a)	206,887
200	M	6.8%, 6/15/2018	(a)	234,456
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	428,868
500	M	Protective Life Corp., 7.375%, 10/15/2019		607,729
500	M	Prudential Financial, Inc., 7.375%, 6/15/2019		613,306
				9,708,878
		Financials-20.3%
		Bank of America Corp.:
1,000	M	5.65%, 5/1/2018		1,131,476
450	M	5%, 5/13/2021		496,939
800	M	Barclays Bank, PLC, 5.125%, 1/8/2020		896,684
		Citigroup, Inc.:
1,250	M	6.125%, 11/21/2017		1,432,452
200	M	4.5%, 1/14/2022		212,258
		Goldman Sachs Group, Inc.:
600	M	5.375%, 3/15/2020		670,303
200	M	5.75%, 1/24/2022		227,146
300	M	3.625%, 1/22/2023		295,663
500	M	6.75%, 10/1/2037		574,550
		JPMorgan Chase & Co.:
900	M	6%, 1/15/2018		1,033,829
400	M	4.5%, 1/24/2022		431,946
		Morgan Stanley:
500	M	5.95%, 12/28/2017		571,248
600	M	6.625%, 4/1/2018		700,081
850	M	5.5%, 7/28/2021		961,856
600	M	SunTrust Banks, Inc., 6%, 9/11/2017		684,007
400	M	UBS AG, 4.875%, 8/4/2020		443,542
		Wells Fargo & Co.:
300	M	3%, 1/22/2021		300,666
600	M	4.6%, 4/1/2021		661,382
500	M	3.45%, 2/13/2023		486,210
				12,212,238
		Food/Beverage/Tobacco-10.0%
500	M	Altria Group, Inc., 9.7%, 11/10/2018		656,946
500	M	Anheuser -Busch InBev SA/NV, 4.625%, 2/1/2044		515,091
500	M	Anheuser -Busch InBev Worldwide, Inc., 5.375%, 1/15/2020		574,716
300	M	Bottling Group, LLC, 5.125%, 1/15/2019		338,802
550	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		679,469
700	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		820,188
300	M	Ingredion, Inc., 4.625%, 11/1/2020		318,645
400	M	Lorillard Tobacco Co., 6.875%, 5/1/2020		468,390
300	M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019		328,157
400	M	Philip Morris International, Inc., 5.65%, 5/16/2018		459,044
		SABMiller Holdings, Inc.:
400	M	3.75%, 1/15/2022	(a)	409,505
400	M	4.95%, 1/15/2042	(a)	420,444
				5,989,397
		Forest Products/Container-1.5%
300	M	International Paper Co., 9.375%, 5/15/2019		392,127
500	M	Rock-Tenn Co., 4.9%, 3/1/2022		535,518
				927,645
		Health Care-4.1%
400	M	Biogen IDEC, Inc., 6.875%, 3/1/2018		471,240
450	M	Express Scripts Holding Co., 4.75%, 11/15/2021		489,838
400	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		398,012
400	M	Mylan, Inc., 3.125%, 1/15/2023	(a)	379,712
400	M	Novartis Capital Corp., 4.4%, 5/6/2044		405,295
200	M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		227,309
70	M	Roche Holdings, Inc., 6%, 3/1/2019	(a)	82,329
				2,453,735
		Information Technology-2.3%
400	M	Harris Corp., 4.4%, 12/15/2020		421,892
500	M	Motorola Solutions, Inc., 6%, 11/15/2017		571,994
400	M	Symantec Corp., 3.95%, 6/15/2022		397,230
				1,391,116
		Manufacturing-2.1%
500	M	CRH America, Inc., 8.125%, 7/15/2018		611,113
200	M	General Electric Co., 4.5%, 3/11/2044		203,941
400	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		470,565
				1,285,619
		Media-Broadcasting-3.2%
400	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	519,593
200	M	CBS Corp., 8.875%, 5/15/2019		256,692
300	M	Comcast Corp., 4.25%, 1/15/2033		294,985
400	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022		396,489
400	M	Time Warner Cable, Inc., 5%, 2/1/2020		437,396
				1,905,155
		Media-Diversified-.7%
		McGraw-Hill Financial, Inc.:
200	M	5.9%, 11/15/2017		222,032
200	M	6.55%, 11/15/2037		202,121
				424,153
		Metals/Mining-4.8%
500	M	Alcoa, Inc., 6.15%, 8/15/2020		545,589
400	M	ArcelorMittal, 6.125%, 6/1/2018		440,000
500	M	Newmont Mining Corp., 5.125%, 10/1/2019		532,407
500	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		515,797
400	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		443,803
400	M	Xstrata Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	414,104
				2,891,700
		Real Estate Investment Trusts-4.9%
500	M	Boston Properties, LP, 5.875%, 10/15/2019		577,565
450	M	Digital Realty Trust, LP, 5.25%, 3/15/2021		473,797
500	M	HCP, Inc., 5.375%, 2/1/2021		560,599
400	M	ProLogis, LP, 6.625%, 5/15/2018		465,852
400	M	Simon Property Group, LP, 5.75%, 12/1/2015		428,694
400	M	Ventas Realty, LP, 4.75%, 6/1/2021		431,747
				2,938,254
		Retail-General Merchandise-1.5%
600	M	Gap, Inc., 5.95%, 4/12/2021		676,535
200	M	Home Depot, Inc., 5.875%, 12/16/2036		241,711
				918,246
		Telecommunications-.6%
400	M	Rogers Communications, Inc., 3%, 3/15/2023		376,508
		Transportation-2.4%
400	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		425,583
300	M	Con-way, Inc., 7.25%, 1/15/2018		350,098
440	M	GATX Corp., 4.75%, 6/15/2022		469,210
200	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	212,219
				1,457,110
		Utilities-5.3%
300	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	341,190
200	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	236,995
400	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		437,768
		Great River Energy Co.:
89	M	5.829%, 7/1/2017	(a)	96,181
284	M	4.478%, 7/1/2030	(a)	290,267
600	M	National Fuel Gas Co., 8.75%, 5/1/2019		753,091
450	M	Ohio Power Co., 5.375%, 10/1/2021		520,295
400	M	Sempra Energy, 9.8%, 2/15/2019		530,262
				3,206,049
Total Value of Corporate Bonds (cost $55,166,070)		95.2%		57,276,325
Other Assets, Less Liabilities		4.8		2,883,657
Net Assets		100.0%		$ 60,159,982

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
March 31, 2014, the Fund held twenty-four 144A securities with an aggregate value of $8,517,615 representing 14.2% of the Fund's net assets.

At March 31, 2014, the cost of investments for federal income tax purposes was $55,166,757. Accumulated net unrealized appreciation on investments was $2,109,568, consisting of $2,467,787 gross unrealized appreciation and $358,219 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$57,276,325	$-	$57,276,325

*The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2014. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
March 31, 2014

Shares		Security	Value
		COMMON STOCKS-94.9%
		Consumer Discretionary-16.2%
2,925		BorgWarner, Inc.	$ 179,800
100	*	Container Store Group, Inc.	3,395
4,700		CST Brands, Inc.	146,828
950		Dana Holding Corporation	22,107
850	*	Del Frisco's Restaurant Group, Inc.	23,715
4,800		Delphi Automotive, PLC	325,728
2,450	*	Express, Inc.	38,906
4,875		Extended Stay America, Inc.	111,004
1,275		GNC Holdings, Inc. - Class "A"	56,125
2,035		Harman International Industries, Inc.	216,524
2,900	*	Jarden Corporation	173,507
3,200		L Brands, Inc.	181,664
3,600		Newell Rubbermaid, Inc.	107,640
975		Nordstrom, Inc.	60,889
8,550	*	Orient-Express Hotels, Ltd. - Class "A"	123,206
2,125		Penske Automotive Group, Inc.	90,865
6,600		Pier 1 Imports, Inc.	124,608
500		Ralph Lauren Corporation	80,465
4,000		Ruth's Hospitality Group, Inc.	48,360
2,825	*	TRW Automotive Holdings Corporation	230,577
1,950		Tupperware Brands Corporation	163,332
50	*	Vince Holding Corporation	1,318
3,000	*	William Lyon Homes - Class "A"	82,830
1,225		Wyndham Worldwide Corporation	89,707
			2,683,100
		Consumer Staples-4.0%
2,925		Avon Products, Inc.	42,822
3,000		Herbalife, Ltd.	171,810
350		McCormick & Company, Inc.	25,109
4,100		Nu Skin Enterprises, Inc. - Class "A"	339,685
1,575		Pinnacle Foods, Inc.	47,029
1,367		Tootsie Roll Industries, Inc.	40,939
			667,394
		Energy-7.2%
575	*	Dril-Quip, Inc.	64,458
2,250		Ensco, PLC - Class "A"	118,755
750		EOG Resources, Inc.	147,127
1,725		EQT Corporation	167,273
5,350	*	Helix Energy Solutions Group, Inc.	122,943
800		Hess Corporation	66,304
2,700		National Oilwell Varco, Inc.	210,249
2,375		Noble Corporation, PLC	77,758
4,550	*	RSP Permian, Inc.	131,450
4,375		Talisman Energy, Inc.	43,663
2,425	*	Weatherford International, Ltd.	42,098
			1,192,078
		Financials-12.4%
1,175		Ameriprise Financial, Inc.	129,332
4,300		Berkshire Hills Bancorp, Inc.	111,284
6,050		Brixmor Property Group, Inc. (REIT)	129,047
2,050		City National Corporation	161,376
4,300		Discover Financial Services	250,217
2,925		Douglas Emmett, Inc. (REIT)	79,384
875		Federal Realty Investment Trust (REIT)	100,380
1,725		Financial Select Sector SPDR Fund (ETF)	38,537
3,425		FirstMerit Corporation	71,343
3,350	*	Health Insurance Innovations, Inc. - Class "A"	34,639
280		Invesco, Ltd.	10,360
2,345		NASDAQ OMX Group, Inc.	86,624
1,950		Oritani Financial Corporation	30,829
5,350		Protective Life Corporation	281,356
2,900	*	Realogy Holdings Corporation	126,005
1,800		SPDR S&P Regional Banking (ETF)	74,484
6,925		Sterling Bancorp	87,670
3,425		Waddell & Reed Financial, Inc. - Class "A"	252,149
			2,055,016
		Health Care-14.6%
3,334	*	Actavis, PLC	686,304
1,925	*	Centene Corporation	119,831
1,450		DENTSPLY International, Inc.	66,758
3,425	*	Gilead Sciences, Inc.	242,695
2,250	*	Lannett Company, Inc.	80,370
1,525		McKesson Corporation	269,269
2,375		Omnicare, Inc.	141,716
350		Perrigo Company, PLC	54,131
7,835	*	Prestige Brands Holdings, Inc.	213,504
2,425	*	Salix Pharmaceuticals, Ltd.	251,254
50	*	Surgical Care Affilates, Inc.	1,538
2,425		Thermo Fisher Scientific, Inc.	291,582
			2,418,952
		Industrials-14.7%
2,725		A.O. Smith Corporation	125,405
2,525		ADT Corporation	75,624
3,525		Altra Industrial Motion Corporation	125,842
1,250	*	Armstrong World Industries, Inc.	66,563
3,100		Chicago Bridge & Iron Company NV - NY Shares	270,165
1,900		Dover Corporation	155,325
2,325		G&K Services, Inc. - Class "A"	142,220
1,960		Generac Holdings, Inc.	115,581
1,175		IDEX Corporation	85,646
3,125		ITT Corporation	133,625
1,575		J.B. Hunt Transport Services, Inc.	113,274
1,175		Pentair, Ltd.	93,225
750		Roper Industries, Inc.	100,132
2,505		Ryder System, Inc.	200,200
1,675		Snap-On, Inc.	190,079
1,725	*	TAL International Group, Inc.	73,951
1,175		Textainer Group Holdings, Ltd.	44,967
1,525		Textron, Inc.	59,917
2,850	*	United Rentals, Inc.	270,579
			2,442,320
		Information Technology-15.2%
4,875	*	ARRIS Group, Inc.	137,377
500	*	ATMI, Inc.	17,005
4,100		Avago Technologies, Ltd.	264,081
5,650	*	Blackhawk Network Holdings, Inc.	137,803
5,875		CDW Corporation	161,210
5,750	*	Finisar Corporation	152,432
1,725	*	Fiserv, Inc.	97,790
6,200		Intersil Corporation - Class "A"	80,104
6,400	*	Juniper Networks, Inc.	164,864
1,200	*	King Digital Entertainment, PLC	21,828
800	*	Knowles Corporation	25,256
7,475		Mentor Graphics Corporation	164,600
5,500		Methode Electronics, Inc.	168,630
2,925		Microchip Technology, Inc.	139,698
3,100	*	NeuStar, Inc. - Class "A"	100,781
7,475	*	ON Semiconductor Corporation	70,265
6,400		Symantec Corporation	127,808
4,900	*	Take-Two Interactive Software, Inc.	107,457
3,100		TE Connectivity, Ltd.	186,651
5,350		Technology Select Sector SPDR Fund (ETF)	194,473
			2,520,113
		Materials-6.5%
1,345		Cytec Industries, Inc.	131,285
5,272		Freeport-McMoRan Copper & Gold, Inc.	174,345
2,750		International Paper Company	126,170
1,850		Methanex Corporation	118,289
750		Praxair, Inc.	98,227
1,755		Rock-Tenn Company - Class "A"	185,275
1,075		Sigma-Aldrich Corporation	100,384
2,025		Westlake Chemical Corporation	134,015
			1,067,990
		Telecommunication Services-.5%
6,500		NTELOS Holdings Corporation	87,750
		Utilities-3.6%
2,150		AGL Resources, Inc.	105,264
2,325		NiSource, Inc.	82,607
2,825		Portland General Electric Company	91,360
2,625		SCANA Corporation	134,715
3,925		Wisconsin Energy Corporation	182,709
			596,655
Total Value of Common Stocks (cost $14,084,279)		94.9%	15,731,368
Other Assets, Less Liabilities		5.1	850,534
Net Assets		100.0%	$ 16,581,902

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2014, the cost of investments for federal income tax purposes was $14,092,721. Accumulated net unrealized
appreciation on investments was $1,638,647, consisting of
$1,882,573 gross unrealized appreciation and $243,926 gross
unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$15,731,368	$-	$-	$15,731,368

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
March 31, 2014

Shares		Security		Value
		COMMON STOCKS-96.8%
		Consumer Discretionary-19.3%
14,600		BorgWarner, Inc.		$ 897,462
29,330		Gentex Corporation		924,775
13,225		Home Depot, Inc.		1,046,494
1,040	*	Priceline.com, Inc.		1,239,566
12,520		Starbucks Corporation		918,718
21,210		TJX Companies, Inc.		1,286,386
4,347		Whirlpool Corporation		649,703
				6,963,104
		Consumer Staples-7.6%
18,400		Coca-Cola Enterprises, Inc.		878,784
6,840		Kimberly-Clark Corporation		754,110
25,000		Kroger Company		1,091,250
				2,724,144
		Energy-6.9%
4,260		Chevron Corporation		506,557
4,580		ExxonMobil Corporation		447,374
7,020		Helmerich & Payne, Inc.		755,071
14,490		Valero Energy Corporation		769,419
				2,478,421
		Financials-8.4%
14,650		American Express Company		1,318,939
12,390		Discover Financial Services		720,974
5,300		Travelers Companies, Inc.		451,030
12,470		U.S. Bancorp		534,464
				3,025,407
		Health Care-15.2%
7,820	*	Actavis, PLC		1,609,747
14,700	*	Align Technology, Inc.		761,313
4,500		C.R. Bard, Inc.		665,910
10,000	*	Gilead Sciences, Inc.		708,600
5,490		Johnson & Johnson		539,283
6,820		McKesson Corporation		1,204,207
				5,489,060
		Industrials-17.4%
10,330		Alaska Air Group, Inc.		963,892
19,430		AMETEK, Inc.		1,000,451
8,640		Boeing Company		1,084,234
9,020		Rockwell Automation, Inc.		1,123,441
4,700		Union Pacific Corporation		882,002
15,690		Wabtec Corporation		1,215,975
				6,269,995
		Information Technology-22.0%
5,230	*	Alliance Data Systems Corporation		1,424,914
14,300		Amdocs, Ltd.		664,378
2,650		Apple, Inc.		1,422,361
18,306	*	CoreLogic, Inc.		549,912
9,300		DST Systems, Inc.		881,547
23,210		Hewlett-Packard Company		751,076
14,400	*	Red Hat, Inc.		762,912
8,230		SanDisk Corporation		668,194
8,892		Western Digital Corporation		816,463
				7,941,757
Total Value of Common Stocks (cost $24,601,317)			96.8%	34,891,888
Other Assets, Less Liabilities			3.2	1,171,111
Net Assets			100.0%	$ 36,062,999

*	Non-income producing

At March 31, 2014, the cost of investments for federal income tax purposes was $24,601,654. Accumulated net unrealized
appreciation on investments was $10,290,234, consisting of
$10,536,005 gross unrealized appreciation and $245,771 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$34,891,888	$-	$-	$34,891,888

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2014. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
March 31, 2014

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.0%
			Consumer Discretionary-15.4%
27,800			Best Buy Company, Inc.	$ 734,198
1,200		*	Container Store Group, Inc.	40,740
93,325			CST Brands, Inc.	2,915,473
11,000			Dana Holding Corporation	255,970
26,475		*	Deckers Outdoor Corporation	2,110,852
19,875		*	Express, Inc.	315,615
112,050		*	Fox Factory Holding Corporation	2,117,745
15,425			Hanesbrands, Inc.	1,179,704
17,500			Harman International Industries, Inc.	1,862,000
39,850		*	Jarden Corporation	2,384,225
55,125		*	Live Nation Entertainment, Inc.	1,198,969
110,750		*	Orient-Express Hotels, Ltd. - Class "A"	1,595,907
38,675			Penske Automotive Group, Inc.	1,653,743
110,350			Pier 1 Imports, Inc.	2,083,408
88,700			Regal Entertainment Group - Class "A"	1,656,916
100,025			Ruth's Hospitality Group, Inc.	1,209,302
42,075		*	Starz - Class "A"	1,358,181
28,650			Tupperware Brands Corporation	2,399,724
1,000		*	Vince Holding Corporation	26,360
33,100		*	Visteon Corporation	2,927,364
46,200		*	William Lyon Homes - Class "A"	1,275,582
				31,301,978
			Consumer Staples-2.4%
29,300			Herbalife, Ltd.	1,678,011
22,775			Nu Skin Enterprises, Inc. - Class "A"	1,886,909
44,100			Pinnacle Foods, Inc.	1,316,826
				4,881,746
			Energy-9.7%
14,750		*	Dril-Quip, Inc.	1,653,475
70,525		*	Helix Energy Solutions Group, Inc.	1,620,664
122,212		*	Matrix Service Company	4,128,321
1,500		*	Navigator Holdings, Ltd.	39,000
19,725			Noble Corporation, PLC	645,797
56,725		*	RSP Permian, Inc.	1,638,785
93,975		*	Stone Energy Corporation	3,944,131
87,175			Western Refining, Inc.	3,364,955
39,225		*	Whiting Petroleum Corporation	2,721,823
				19,756,951
			Financials-19.4%
60,075			American Financial Group, Inc.	3,466,928
6,400			Armada Hoffler Properties, Inc. (REIT)	64,256
44,125			Aspen Insurance Holdings, Ltd.	1,751,763
71,475			Berkshire Hills Bancorp, Inc.	1,849,773
84,700			Brixmor Property Group, Inc. (REIT)	1,806,651
44,000			Brown & Brown, Inc.	1,353,440
26,575			City National Corporation	2,091,984
66,650			Douglas Emmett, Inc. (REIT)	1,808,881
17,625			Federal Realty Investment Trust (REIT)	2,021,940
26,011			Fidelity National Financial, Inc.	817,786
45,975			Financial Select Sector SPDR Fund (ETF)	1,027,082
77,675			FirstMerit Corporation	1,617,970
77,100			Montpelier Re Holdings, Ltd.	2,294,496
65,050			OceanFirst Financial Corporation	1,150,734
78,025			Oritani Financial Corporation	1,233,575
21,900			Prosperity Bancshares, Inc.	1,448,685
68,700			Protective Life Corporation	3,612,933
43,800			SPDR S&P Regional Banking (ETF)	1,812,444
208,075			Sterling Bancorp	2,634,230
121,000		*	Strategic Hotels & Resorts, Inc.	1,232,990
101,375			TCF Financial Corporation	1,688,908
30,100			United Fire Group, Inc.	913,535
24,400			Waddell & Reed Financial, Inc. - Class "A"	1,796,328
				39,497,312
			Health Care-7.8%
43,825		*	ANI Pharmaceuticals, Inc.	1,373,914
52,675		*	Centene Corporation	3,279,019
58,075		*	Exactech, Inc.	1,310,172
34,525			Health Care Select Sector SPDR Fund (ETF)	2,019,367
28,500		*	Lannett Company, Inc.	1,018,020
39,525		*	Masimo Corporation	1,079,428
43,975			Omnicare, Inc.	2,623,988
37,100			PerkinElmer, Inc.	1,671,726
14,325		*	Salix Pharmaceuticals, Ltd.	1,484,213
700		*	Surgical Care Affilates, Inc.	21,525
				15,881,372
			Industrials-14.8%
33,450			Altra Industrial Motion Corporation	1,194,165
19,350			Applied Industrial Technologies, Inc.	933,444
40,775			G&K Services, Inc. - Class "A"	2,494,207
43,950			Generac Holdings, Inc.	2,591,731
61,400			Industrial Select Sector SPDR Fund (ETF)	3,213,062
59,775			ITT Corporation	2,555,979
104,425			Kforce, Inc.	2,226,341
41,400		*	Korn/Ferry International	1,232,478
140,475		*	NCI Building Systems, Inc.	2,452,694
4,525			Precision Castparts Corporation	1,143,739
52,975			Ryder System, Inc.	4,233,762
20,050			Snap-On, Inc.	2,275,274
37,900		*	United Rentals, Inc.	3,598,226
				30,145,102
			Information Technology-21.3%
68,325		*	Advanced Energy Industries, Inc.	1,673,962
50,725		*	ATMI, Inc.	1,725,157
76,625			Avnet, Inc.	3,565,361
83,850		*	Blackhawk Network Holdings, Inc.	2,045,101
106,100			CDW Corporation	2,911,384
86,225		*	CommScope Holding Company, Inc.	2,128,033
87,600		*	Entegris, Inc.	1,060,836
78,075		*	Finisar Corporation	2,069,768
19,825			IAC/InterActiveCorp	1,415,307
276,100			Intersil Corporation - Class "A"	3,567,212
14,800		*	King Digital Entertainment, PLC	269,212
93,825			Mentor Graphics Corporation	2,066,027
95,075			Methode Electronics, Inc.	2,914,999
23,825			Microchip Technology, Inc.	1,137,882
52,825		*	Microsemi Corporation	1,322,210
41,550		*	NeuStar, Inc. - Class "A"	1,350,791
155,225		*	ON Semiconductor Corporation	1,459,115
67,875		*	Orbotech, Ltd.	1,044,596
21,500		*	OSI Systems, Inc.	1,286,990
29,900		*	Progress Software Corporation	651,820
140,325		*	Take-Two Interactive Software, Inc.	3,077,327
28,500			Technology Select Sector SPDR Fund (ETF)	1,035,975
175,625		*	TriQuint Semiconductor, Inc.	2,351,619
26,575		*	Verint Systems, Inc.	1,247,165
				43,377,849
			Materials-4.2%
47,175			AptarGroup, Inc.	3,118,267
22,000			Sensient Technologies Corporation	1,241,020
62,350			Westlake Chemical Corporation	4,126,323
				8,485,610
			Telecommunication Services-.6%
89,975			NTELOS Holdings Corporation	1,214,663
			Utilities-3.4%
39,950			AGL Resources, Inc.	1,955,952
40,100			Portland General Electric Company	1,296,834
33,100			SCANA Corporation	1,698,692
43,825			Wisconsin Energy Corporation	2,040,054
				6,991,532
Total Value of Common Stocks (cost $161,052,352)				201,534,115
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.7%
$1,500	M		Freddie Mac, 0.045%, 4/8/2014 (cost $1,499,987)	1,499,987
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.5%
1,000	M		U.S. Treasury Bills, 0.0405%, 4/17/2014 (cost $999,982)	999,982
Total Value of Investments (cost $163,552,321)			100.2%	204,034,084
Excess of Liabilities Over Other Assets			(.2)	(507,965)
Net Assets			100.0%	$ 203,527,119

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2014, the cost of investments for federal income tax purposes was $163,746,818. Accumulated net unrealized appreciation on investments was $40,287,266, consisting of $43,067,886 gross unrealized appreciation and $2,780,620 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$201,534,115	$-	$-	$201,534,115
Short-Term U.S. Government
Agency Obligations	-	1,499,987		1,499,987
Short-Term U.S. Government
Obligations	-	999,982	-	999,982
Total Investments in Securities*	$201,534,115	$2,499,969	$-	$204,034,084

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2014. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
March 31, 2014

Principal			Effective
Amount		Security	Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS-70.3%
		Agency For International Development - Israel:
$698	M	9/15/2015	0.50%		$ 692,891
2,134	M	11/15/2015	0.55		2,115,157
		Fannie Mae:
243	M	8/12/2015	0.31		241,966
600	M	9/23/2015	0.36		596,828
2,208	M	11/15/2015	0.41		2,193,372
650	M	Federal Judiciary Office Building, 2/15/2015	1.00		644,350
		Freddie Mac:
550	M	3/15/2015	0.71		546,241
930	M	9/15/2015	0.73		920,113
830	M	9/15/2015	0.73		821,166
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	1.05		207,539
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	0.41		199,282
2,727	M	Resolution Funding Corporation, 10/15/2015	0.43		2,709,195
2,000	M	Tennessee Valley Authority, 11/1/2015	0.95		1,970,152
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $12,872,417)					13,858,252
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS-29.2%
5,790	M	U.S. Treasury Strips, 11/15/2015 (cost $5,254,997)	0.27		5,764,489
Total Value of Investments (cost $18,127,414)		99.5%			19,622,741
Other Assets, Less Liabilities		.5			99,132
Net Assets		100.0%			$ 19,721,873

+	The effective yields shown for the zero coupon obligations are the effective yields at

At March 31, 2014, the cost of investments for federal income tax purposes was $18,132,083. Accumulated net unrealized appreciation on investments was $1,490,658, consisting entirely of unrealized appreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Zero Coupon Obligations	$-	$13,858,252	$-	$13,858,252
U.S. Government
Zero Coupon Obligations	-	5,764,489	-	5,764,489
Total Investments in Securities	$-	$19,622,741	$-	$19,622,741

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2014. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
March 31, 2014

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-59.2%
			Consumer Discretionary-8.4%
1,000			Best Buy Company, Inc.		$ 26,410
1,450			BorgWarner, Inc.		89,131
2,250			CBS Corporation - Class "B"		139,050
100			Dana Holding Corporation		2,327
1,800			Delphi Automotive, PLC		122,148
1,400		*	Express, Inc.		22,232
2,900			Ford Motor Company		45,240
900			GNC Holdings, Inc. - Class "A"		39,618
900			Harman International Industries, Inc.		95,760
1,000			Home Depot, Inc.		79,130
1,400		*	Jarden Corporation		83,762
1,800			L Brands, Inc.		102,186
700			Lear Corporation		58,604
900			Macy's, Inc.		53,361
550			McDonald's Corporation		53,916
1,900			Newell Rubbermaid, Inc.		56,810
1,800		*	Orient-Express Hotels, Ltd. - Class "A"		25,938
400			Penske Automotive Group, Inc.		17,104
2,600			Pier 1 Imports, Inc.		49,088
500		*	Steiner Leisure, Ltd.		23,125
750		*	TRW Automotive Holdings Corporation		61,215
650			Tupperware Brands Corporation		54,444
900			Walt Disney Company		72,063
750			Wyndham Worldwide Corporation		54,923
					1,427,585
			Consumer Staples-5.2%
2,600			Altria Group, Inc.		97,318
1,450			Avon Products, Inc.		21,228
2,500			Coca-Cola Company		96,650
1,650			CVS Caremark Corporation		123,519
1,400			Herbalife, Ltd.		80,178
1,750			Nu Skin Enterprises, Inc. - Class "A"		144,988
700			PepsiCo, Inc.		58,450
1,600			Philip Morris International, Inc.		130,992
750			Procter & Gamble Company		60,450
900			Wal-Mart Stores, Inc.		68,787
					882,560
			Energy-5.8%
750			Anadarko Petroleum Corporation		63,570
800			Chevron Corporation		95,128
1,350			ConocoPhillips		94,972
1,450			Devon Energy Corporation		97,048
700			Ensco, PLC - Class "A"		36,946
1,300			ExxonMobil Corporation		126,984
200			Hess Corporation		16,576
2,050			Marathon Oil Corporation		72,816
800			Marathon Petroleum Corporation		69,632
900			National Oilwell Varco, Inc.		70,083
1,400			Noble Corporation, PLC		45,836
550			Occidental Petroleum Corporation		52,410
650			Phillips 66		50,089
300			Schlumberger, Ltd.		29,250
2,050			Suncor Energy, Inc.		71,668
					993,008
			Financials-6.3%
1,350			American Express Company		121,541
800			Ameriprise Financial, Inc.		88,056
500			Armada Hoffler Properties, Inc. (REIT)		5,020
3,100			Brixmor Property Group, Inc. (REIT)		66,123
1,600			Discover Financial Services		93,104
600			Financial Select Sector SPDR Fund (ETF)		13,404
1,300			FirstMerit Corporation		27,079
625		*	Health Insurance Innovations, Inc. - Class "A"		6,462
450			Invesco, Ltd.		16,650
2,300			JPMorgan Chase & Company		139,633
600			MetLife, Inc.		31,680
600			Morgan Stanley		18,702
1,000			PNC Financial Services Group, Inc.		87,000
500			SPDR S&P 500 ETF Trust (ETF)		93,520
600			SPDR S&P Regional Banking (ETF)		24,828
2,150			Sunstone Hotel Investors, Inc. (REIT)		29,520
2,100			U.S. Bancorp		90,006
2,200			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		45,452
1,400			Wells Fargo & Company		69,636
					1,067,416
			Health Care-9.2%
2,300			Abbott Laboratories		88,573
1,350			AbbVie, Inc.		69,390
850		*	Actavis, PLC		174,973
1,050			Baxter International, Inc.		77,259
450			Covidien, PLC		33,147
1,100		*	Express Scripts Holding Company		82,599
2,850		*	Gilead Sciences, Inc.		201,951
1,700			Johnson & Johnson		166,991
18		*	Mallinckrodt, PLC		1,141
400			McKesson Corporation		70,628
1,900			Merck & Company, Inc.		107,863
900			Omnicare, Inc.		53,703
4,800			Pfizer, Inc.		154,176
800		*	Salix Pharmaceuticals, Ltd.		82,888
1,500			Thermo Fisher Scientific, Inc.		180,360
600			Zoetis, Inc.		17,364
					1,563,006
			Industrials-7.7%
1,000			3M Company		135,660
1,300			ADT Corporation		38,935
1,400			Altra Industrial Motion Corporation		49,980
500		*	Armstrong World Industries, Inc.		26,625
450			Caterpillar, Inc.		44,716
1,000			Chicago Bridge & Iron Company NV - NY Shares		87,150
900			Dover Corporation		73,575
1,000			Generac Holdings, Inc.		58,970
2,200			General Electric Company		56,958
1,350			Honeywell International, Inc.		125,226
1,000			ITT Corporation		42,760
150			Lockheed Martin Corporation		24,486
650			Pentair, Ltd.		51,571
800			Ryder System, Inc.		63,936
600			Snap-on, Inc.		68,088
1,400		*	TAL International Group, Inc.		60,018
650			Textainer Group Holdings, Ltd.		24,876
1,900			Textron, Inc.		74,651
2,150			Tyco International, Ltd.		91,160
200		*	United Rentals, Inc.		18,988
850			United Technologies Corporation		99,314
					1,317,643
			Information Technology-12.0%
300			Apple, Inc.		161,022
2,050		*	ARRIS Group, Inc.		57,769
1,650			Avago Technologies, Ltd.		106,277
1,350		*	Blackhawk Network Holdings, Inc.		32,926
3,250			CDW Corporation		89,180
5,100			Cisco Systems, Inc.		114,291
550		*	eBay, Inc.		30,382
4,600			EMC Corporation		126,086
2,800			Hewlett-Packard Company		90,608
3,400			Intel Corporation		87,754
850			International Business Machines Corporation		163,616
2,400			Intersil Corporation - Class "A"		31,008
2,900		*	Juniper Networks, Inc.		74,704
250		*	Knowles Corporation		7,892
3,400			Mentor Graphics Corporation		74,868
3,600			Methode Electronics, Inc.		110,376
5,100			Microsoft Corporation		209,049
900		*	NeuStar, Inc. - Class "A"		29,259
2,050			Oracle Corporation		83,866
900		*	PTC, Inc.		31,887
1,700			QUALCOMM, Inc.		134,062
2,600			Symantec Corporation		51,922
1,400		*	Take-Two Interactive Software, Inc.		30,702
1,250			TE Connectivity, Ltd.		75,263
1,250		*	Yahoo!, Inc.		44,875
					2,049,644
			Materials-3.1%
900			Celanese Corporation - Series "A"		49,959
700			Cytec Industries, Inc.		68,327
2,450			Freeport-McMoRan Copper & Gold, Inc.		81,021
1,400			International Paper Company		64,232
1,400			LyondellBasell Industries NV - Class "A"		124,516
200			Praxair, Inc.		26,194
800			Rock-Tenn Company - Class "A"		84,456
800			RPM International, Inc.		33,472
					532,177
			Telecommunication Services-1.2%
2,750			AT&T, Inc.		96,442
2,450			Verizon Communications, Inc.		116,547
					212,989
			Utilities-.3%
300			Atmos Energy Corporation		14,139
900			NiSource, Inc.		31,977
					46,116
Total Value of Common Stocks (cost $9,122,045)					10,092,144
			CORPORATE BONDS-20.9%
			Automotive-.6%
$100	M		Johnson Controls, Inc., 5%, 3/30/2020		111,145
			Chemicals-1.4%
100	M		CF Industries, Inc., 7.125%, 5/1/2020		119,046
100	M		LyondellBasell Industries NV, 6%, 11/15/2021		117,318
					236,364
			Energy-3.4%
100	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	121,542
100	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		103,694
100	M		Suncor Energy, Inc., 6.1%, 6/1/2018		115,611
100	M		Valero Energy Corp., 9.375%, 3/15/2019		130,265
100	M		Weatherford International, Inc., 6.35%, 6/15/2017		113,236
					584,348
			Financial Services-2.1%
100	M		American Express Co., 7%, 3/19/2018		118,712
100	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		126,251
100	M		General Electric Capital Corp., 5.625%, 9/15/2017		113,551
					358,514
			Financials-4.7%
100	M		Bank of America Corp., 5.65%, 5/1/2018		113,148
100	M		Citigroup, Inc., 6.125%, 11/21/2017		114,596
100	M		Goldman Sachs Group, Inc., 6.15%, 4/1/2018		114,422
100	M		JPMorgan Chase & Co., 6%, 1/15/2018		114,870
100	M		Morgan Stanley, 6.625%, 4/1/2018		116,680
100	M		SunTrust Banks, Inc., 6%, 9/11/2017		114,001
100	M		Wells Fargo & Co., 4.6%, 4/1/2021		110,230
					797,947
			Food/Beverage/Tobacco-1.5%
100	M		Altria Group, Inc., 9.7%, 11/10/2018		131,389
100	M		Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019		122,399
					253,788
			Health Care-1.3%
100	M		Biogen IDEC, Inc., 6.875%, 3/1/2018		117,810
100	M		Express Scripts Holding Co., 4.75%, 11/15/2021		108,853
					226,663
			Information Technology-.7%
100	M		Motorola Solutions, Inc., 6%, 11/15/2017		114,399
			Media-Broadcasting-.7%
100	M		Comcast Corp., 5.15%, 3/1/2020		113,379
			Metals/Mining-1.2%
100	M		Newmont Mining Corp., 5.125%, 10/1/2019		106,481
100	M		Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		103,159
					209,640
			Real Estate Investment Trusts-2.0%
100	M		Boston Properties, LP, 5.875%, 10/15/2019		115,513
100	M		Digital Realty Trust, LP, 5.25%, 3/15/2021		105,288
100	M		HCP, Inc., 5.375%, 2/1/2021		112,120
					332,921
			Retail-General Merchandise-.6%
100	M		Gap, Inc., 5.95%, 4/12/2021		112,756
			Utilities-.7%
100	M		Ohio Power Co., 5.375%, 10/1/2021		115,621
Total Value of Corporate Bonds (cost $3,571,570)					3,567,485
			EXCHANGE TRADED FUNDS-4.8%
			Intermediate Term Bond Fund
10,000			Vanquard Total Bond Market ETF (cost $801,092)		811,900
			U.S. GOVERNMENT AGENCY OBLIGATIONS-3.5%
500	M		Fannie Mae, 1.625%, 11/27/2018		498,517
100	M		Federal Farm Credit Bank, 2.79%, 11/12/2020		100,738
Total Value of U.S. Government Agency Obligations (cost $598,449)					599,255
			U.S. GOVERNMENT OBLIGATIONS-1.1%
200	M		U.S. Treasury Notes, 1.375%, 12/31/2018 (cost $197,202)		197,469
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-5.9%
			Federal Home Loan Bank:
300	M		0.045%, 4/11/2014		299,996
700	M		0.065%, 4/25/2014		699,970
Total Value of Short-Term U.S. Government Agency Obligations (cost $999,966)					999,966
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-2.9%
500	M		U.S. Treasury Bills, 0.05%, 4/17/2014 (cost $499,989)		499,989
Total Value of Investments (cost $15,790,313)			98.3%		16,768,208
Other Assets, Less Liabilities			1.7		291,558
Net Assets			100.0%		$ 17,059,766

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2014, the Fund held one
144A security with a value of $121,542 representing 0.7% of the Fund's net assets.

At March 31, 2014, the cost of investments for federal income tax purposes was $15,792,838. Accumulated net unrealized appreciation on investments was $975,370, consisting of $1,078,138 gross unrealized appreciation and
$102,768 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,092,144	$-	$-	$10,092,144
Corporate Bonds	-	3,567,485	-	3,567,485
Exchange Traded Funds
Intermediate-Term Bond Fund	811,900	-	-	811,900
U.S. Government Agency
Obligations	-	599,255	-	599,255
U.S. Government Obligations	-	197,469	-	197,469
Short-Term U.S. Government
Agency Obligations	-	999,966	-	999,966
Short-Term U.S. Government
Obligations	-	499,989	-	499,989
Total Investments in Securities	$10,904,044	$5,864,164	$-	$16,768,208

*The Portfolio of Investments provides information on the industry categorization for common stocks and exchange traded funds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter
("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities.
Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
The Funds also use a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"),
investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S.
Government Agency securities and Loan Participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of March 31, 2014, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the
Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's President and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 28, 2014